Investment Accounted for Using the Equity Method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Balance, beginning of the period	$ 0	$ 24,989
Share of loss in investment accounted for using the equity method:
Share of investee's loss	0	(2,972)
Impairment	0	(5,295)
Revaluation gain	0	97
Distributions received	0	(731)
Transfer to investments measured at FVTPL	0	(16,088)
Balance, end of the period	$ 0	$ 0